Risk/Return Detail Data - FidelityLowDurationBondFactorETF-PRO	Dec. 30, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Merrimack Street Trust
FidelityLowDurationBondFactorETF-PRO | Fidelity Low Duration Bond Factor ETF
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund: Fidelity® Low Duration Bond Factor ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Low Duration Bond Factor ETF seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the Fidelity Low Duration Investment Grade Factor Index℠.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 38 % of the average value of its portfolio.
Portfolio Turnover, Rate	38.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in securities included in the Fidelity Low Duration Investment Grade Factor IndexSM. The index is designed to optimize the balance of interest rate risk and credit risk such that both returns and risk measures may be improved relative to traditional U.S. investment grade floating rate note indices. The index is comprised solely of U.S. investment grade floating rate notes and U.S. Treasury notes. The Fidelity Low Duration Investment Grade Factor Index is constructed using Fidelity's rules-based proprietary index methodology. The weight of each component in the blend is set to target a duration, which seeks to optimize the balance of credit risk and interest rate risk. The final weights of securities within the corporate floating rate notes component are determined by their market capitalization, subject to an issuer cap of 3.5%. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally maintaining a duration of 1 year or less. Using statistical sampling techniques based on duration, maturity, interest rate sensitivity, security structure, and credit quality to attempt to replicate the returns of the Fidelity Low Duration Investment Grade Factor Index℠ using a smaller number of securities. Lending securities to earn income for the fund.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and additional indexes over various periods of time. The additional indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and additional indexes over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Bar Chart, Year to Date Return	4.97%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	3.56%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(2.20%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityLowDurationBondFactorETF-PRO | Fidelity Low Duration Bond Factor ETF | Fidelity Low Duration Bond Factor ETF
Risk/Return:
Management fee	0.15%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.15%
1 year	$ 15
3 years	48
5 years	85
10 years	$ 192
Annual Return, Inception Date	Jun. 12, 2018
2019	4.51%
2020	1.98%
2021	(0.04%)
2022	(0.56%)
2023	6.39%
FidelityLowDurationBondFactorETF-PRO | Fidelity Low Duration Bond Factor ETF | Return Before Taxes | Fidelity Low Duration Bond Factor ETF
Risk/Return:
Label	Return Before Taxes
Past 1 year	6.39%
Past 5 years	2.42%
Since Inception	2.34%	[1]
FidelityLowDurationBondFactorETF-PRO | Fidelity Low Duration Bond Factor ETF | After Taxes on Distributions | Fidelity Low Duration Bond Factor ETF
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	4.12%
Past 5 years	1.44%
Since Inception	1.35%	[1]
FidelityLowDurationBondFactorETF-PRO | Fidelity Low Duration Bond Factor ETF | After Taxes on Distributions and Sales | Fidelity Low Duration Bond Factor ETF
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	3.75%
Past 5 years	1.43%
Since Inception	1.37%	[1]
FidelityLowDurationBondFactorETF-PRO | Fidelity Low Duration Bond Factor ETF | LB001
Risk/Return:
Label	Bloomberg U.S. Aggregate Bond Index
Past 1 year	5.53%
Past 5 years	1.10%
Since Inception	1.39%
FidelityLowDurationBondFactorETF-PRO | Fidelity Low Duration Bond Factor ETF | IXXXY
Risk/Return:
Label	Bloomberg US Treasury Bill: 6-9 Months Index
Past 1 year	4.59%
Past 5 years	1.70%
Since Inception	1.75%
FidelityLowDurationBondFactorETF-PRO | Fidelity Low Duration Bond Factor ETF | IXYS2
Risk/Return:
Label	Fidelity Low Duration Investment Grade Factor Index℠
Past 1 year	6.63%
Past 5 years	2.66%
Since Inception	2.58%

[1]	A From June 12, 2018 .